Long-Term Debt (8.875% Senior Notes, Due 2015 Narrative) (Details) (Senior Notes at 8.875, Due 2015 [Member], Senior Notes [Member], USD $)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 18, 2012	Mar. 21, 2012	Dec. 31, 2013	Dec. 31, 2011	Jul. 25, 2007	Mar. 21, 2012 March 21, 2012 Cash Tender Offer [Member]	Dec. 31, 2013 March 21, 2012 Cash Tender Offer [Member]	Jul. 18, 2012 July 18, 2012 Cash Tender Offer [Member]	Dec. 31, 2013 July 18, 2012 Cash Tender Offer [Member]	Aug. 17, 2012 August 17, 2012 Redemption Offer Exercise [Member]	Dec. 31, 2013 August 17, 2012 Redemption Offer Exercise [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 3,000,000,000
Debt Instrument, Maturity Date			Jul. 15, 2015
Debt Instrument, Interest Rate, Stated Percentage					8.875%
Debt Extinguishment Date							Mar. 21, 2012		Jul. 18, 2012		Aug. 17, 2012
Extinguishment of Debt, Amount	934,300,000	850,000,000		1,000,000,000		850,000,000		639,700,000		294,600,000
Debt Outstanding, Prior to Extinguishment of Portion						$ 1,800,000,000		$ 934,300,000		$ 294,600,000